Alger Mid Cap Focus Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Z Shares [Member] | Alger Mid Cap Focus Fund | Class Z
Prospectus [Line Items]
Annual Return [Percent]	15.33%	31.90%	16.89%	(37.16%)	10.26%	84.85%